Business Combination	3 Months Ended	12 Months Ended
	Mar. 30, 2025	Dec. 29, 2024
Business Combination [Abstract]
Business Combination

(3) Business Combination

SunPower Acquisition

On September 30, 2024, the Company completed the acquisition of certain assets and assumption of certain liabilities of SunPower for an aggregate cash consideration paid of $54.5 million, net of $1.0 million of cash acquired. SunPower Corporation is a solar technology and energy services provider that offers fully integrated solar, storage, and home energy solutions to customers in the United States through an array of hardware, software, and “Smart Energy” solutions. The financial results of the SunPower Acquisition have been included in the Company’s unaudited condensed consolidated financial statements since the date of Acquisition. This transaction was accounted for as a business combination in accordance with ASC 805, Business Combinations.

Transaction costs incurred in connection with the close of the Acquisition totaled $7.2 million and were expensed by the Company and included in general and administrative expenses within the fourth quarter of the Company’s fiscal year ended December 29, 2024.

The fair values of assets acquired and liabilities assumed were based upon a preliminary valuation, and the Company’s estimates and assumptions are subject to change within the measurement period. Due to the complexities of acquiring assets out of bankruptcy the purchase price accounting remains open for certain assets acquired and liabilities assumed. The primary areas that remain preliminary relate to the cash consideration for the transaction for balances remaining in escrow, fair value of intangible assets and goodwill. The following table summarizes the provisional fair value of identifiable assets acquired and liabilities assumed (in thousands):

Net assets acquired:
Cash	$1,000
Accounts receivable	11,999
Contract assets	4,615
Inventories	27,706
Prepaid expenses and other current assets	2,219
Property and equipment	5,867
Operating lease right-of-use assets	2,506
Other noncurrent assets	541,
Intangibles	18,100
Deferred revenue	(7,361)
Accounts payable	(5,270)
Accrued expenses and other current liabilities	(13,955)
Operating lease liabilities	(2,963)
Other long-term liabilities	(8,980)
Fair value of net tangible assets acquired	36,024
Consideration transferred	$54,500
Goodwill recognized	$18,476

(4) Business Combination

SunPower Acquisition

On September 30, 2024, the Company completed the acquisition of certain assets and assumption of certain liabilities of SunPower for an aggregate cash consideration paid of $54.5 million, net of $1.0 million of cash acquired. SunPower Corporation is a solar technology and energy services provider that offers fully integrated solar, storage, and home energy solutions to customers in the United States through an array of hardware, software, and “Smart Energy” solutions. The financial results of the SunPower Acquisition have been included in the Company’s consolidated financial statements since the date of Acquisition. This transaction was accounted for as a business combination in accordance with ASC 805, Business Combinations.

Transaction costs incurred in connection with the close of the acquisition totaled $7.2 million and were expensed by the Company and are included in general and administrative expenses within the consolidated statements of operations and comprehensive loss for the fiscal year ended December 29, 2024.

The fair values of assets acquired and liabilities assumed were based upon a preliminary valuation, and the Company’s estimates and assumptions are subject to change within the measurement period. Due to the complexities of acquiring assets out of bankruptcy the purchase price accounting remains open for certain assets acquired and liabilities assumed. The primary areas that remain preliminary relate to the cash consideration for the transaction for balances remaining in escrow, fair value of intangible assets and goodwill. The following table summarizes the provisional fair value of identifiable assets acquired and liabilities assumed (in thousands):

Net assets acquired:
Cash	$1,000
Accounts receivable	11,999
Contract assets	4,615
Inventories	27,706
Prepaid expenses and other current assets	2,219
Property and equipment	5,867
Operating lease right-of-use assets	2,506
Other noncurrent assets	541
Intangibles	18,100
Deferred revenue	(7,361)
Accounts payable	(5,270)
Accrued expenses and other current liabilities	(13,955)
Operating lease liabilities	(2,963)
Other long-term liabilities	(8,980)
Fair value of net assets acquired	36,024
Consideration transferred	$54,500
Goodwill recognized	$18,476

Goodwill represents the excess of the preliminary estimated consideration transferred over the fair value of the net tangible and intangible assets acquired that is associated with the excess cash flows that the acquisition is expected to generate in the future and has been allocated to the Company’s Residential Solar Installation and New Homes Business reporting units. The goodwill is tax deductible.

The income approach, using the relief from royalty method, was used to value the trademarks, and the cost approach was used for developed technology. Significant assumptions included in the valuation of trademarks include projected revenues, the selected royalty rate, discount rate, and the economic life of the underlying asset. Significant assumptions included in the valuation of the acquired technology include the estimated costs to reconstruct the asset (inclusive of a third-party profit margin) as well as the value of the opportunity cost of foregone returns over the period that the Company has estimated to recreate the asset.

Contract assets and liabilities were measured at fair value using the cost approach which approximates the carrying value at date of acquisition.

The SunPower Acquisition contributed $83.8 million and $6.5 million in revenue and income before income taxes, respectively for the period from the acquisition date to fiscal year ended December 29, 2024.

Unaudited Pro Forma Financial Information

The following unaudited pro forma financial information represents the consolidated financial statements of the Company for the periods presented, as if the acquisition occurred on January 1, 2023.

The unaudited pro forma combined financial information does not give effect to any cost savings, operating synergies or revenue synergies that may result from the Acquisition. The pro forma results do not necessarily reflect the actual results of operations of the combined business (in thousands).

	Unaudited
	Fiscal Year Ended
	December 29,	December 31,
	2024	2023

Pro forma revenue	$381,860	$697,651
Pro forma net loss from continuing operations	(283,122)	(320,589)